Non-controlling interests - by group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Profit (loss), attributable to non-controlling interests	£ 226	£ 389
Equity attributable to non-controlling interest	1,223	2,111	[1]	£ 6,492
Dividends paid to non-controlling interest	226	415
Preference shares [member]
Equity attributable to non-controlling interest	529	1,838
Preference shares [member] | Barclays Bank PLC [member]
Profit (loss), attributable to non-controlling interests	204	242
Equity attributable to non-controlling interest	529	1,838
Dividends paid to non-controlling interest	204	242
Upper Tier 2 instruments [member] | Barclays Bank PLC [member]
Profit (loss), attributable to non-controlling interests	22	3
Equity attributable to non-controlling interest	691	272
Dividends paid to non-controlling interest	22	0
Barclay's Africa Banking Group Limited [member]
Profit (loss), attributable to non-controlling interests	0	140
Equity attributable to non-controlling interest	0	0
Dividends paid to non-controlling interest	0	173
Other non-controlling interests [member]
Profit (loss), attributable to non-controlling interests	0	4
Equity attributable to non-controlling interest	3	1
Dividends paid to non-controlling interest	£ 0	£ 0

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .